Accounts Receivable Securitization (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) Company	Dec. 31, 2015 USD ($) Company	Dec. 31, 2014 USD ($)	Mar. 03, 2016 USD ($)
Related Party Transaction [Line Items]
Capacity of securitization program				$ 110,000,000
Average collection cycle for accounts receivable (less than)	60 days	60 days
Fair value of deferred purchase price notes	$ 75,900,000	$ 48,400,000	$ 33,100,000
Trade accounts receivable balance sold	90,700,000	$ 100,900,000	$ 21,100,000
Accounts receivable securitization	$ 15,900,000
Net Parent Company Investment
Related Party Transaction [Line Items]
Number of funding entities | Company	2	2
Capacity of securitization program		$ 185,000,000
Net Parent Company Investment | LIBOR
Related Party Transaction [Line Items]
Fixed spread (as a percent)	1.25%	1.25%